RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 16 — RELATED PARTY TRANSACTIONS

Due to related parties

As of December 31, 2022 and 2021, the balance due to related parties are comprised of advances from the Company’s principal shareholders and used for working capital during the Company’s normal course of business. These advances were non-trade in nature, unsecured, interest free and repayable on demand. Due to related parties amounted to $390,550 and $23,557 as of December 31, 2022 and 2021, respectively.